Tax expense	6 Months Ended
Jun. 30, 2022
Income taxes paid (refund) [abstract]
Tax expense
Note 7: Tax expense
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2022 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax (expense) credit and accounting profit is set out below:

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Profit before tax	3,283	3,420
UK corporation tax thereon at 19 per cent (2021: 19 per cent)	(624)	(650)
Impact of surcharge on banking profits	(168)	(212)
Non-deductible costs: conduct charges	(4)	(7)
Other non-deductible costs	(3)	(40)
Non-taxable income	35	12
Tax relief on coupons on other equity instruments	—	39
Tax-exempt gains on disposals	—	2
Tax losses where no deferred tax recognised	(4)	(5)
Remeasurement of deferred tax due to rate changes	(16)	1,189
Differences in overseas tax rates	(44)	(19)
Adjustments in respect of prior years	(14)	(21)
Tax (expense) credit	(842)	288